BT INSTITUTIONAL FUNDS
                       INTERNATIONAL EQUITY FUND - CLASS I
     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 1999

THE FOLLOWING SUPPLEMENTS THE SECTION "PURCHASE OF SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION:

Class I shares of the Fund may be purchased by employees of Bankers Trust Company, their spouses and minor children without regard to the minimum investment requirements.

                                                               FEBRUARY 24, 1999

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE












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                             BT INSTITUTIONAL FUNDS
                     INTERNATIONAL SMALL COMPANY EQUITY FUND
     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 1999

THE FOLLOWING SUPPLEMENTS THE SECTION "PURCHASE OF SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION:

Shares of the Fund may be purchased by employees of Bankers Trust Company, their spouses and minor children without regard to the minimum investment requirements.

                                                               FEBRUARY 24, 1999

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             BT INSTITUTIONAL FUNDS
                       GLOBAL EMERGING MARKETS EQUITY FUND
     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 1999

THE FOLLOWING SUPPLEMENTS THE SECTION "PURCHASE OF SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION:

Shares of the Fund may be purchased by employees of Bankers Trust Company, their spouses and minor children without regard to the minimum investment requirements.

                                                               FEBRUARY 24, 1999

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE